Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities

6.Securities

The Company’s investment portfolio includes primarily mortgage-backed securities issued by U.S. Government sponsored agencies and backed by residential mortgages (approximately 58%), bonds issued by U.S. Government sponsored agencies (approximately 21%) and municipalities (approximately 19%) as of December 31, 2015. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years. The remaining 2% of the portfolio includes a group of equity investments in other financial institutions.

The amortized cost and fair value of securities as of December 31, 2015 and 2014, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2015
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$1,000	$1,003	$3	$-
After one year but within five years	24,489	24,264	19	(244)
After five years but within ten years	7,495	7,465	7	(37)
	32,984	32,732	29	(281)
Obligations of state and political subdivisions
Within one year	5,756	5,771	15	-
After one year but within five years	16,070	16,151	101	(20)
After five years but within ten years	7,204	7,282	78	-
After ten years	330	331	1	-
	29,360	29,535	195	(20)
Mortgage-backed securities	88,159	87,741	213	(631)
Equity securities	1,692	2,319	645	(18)
Total	$152,195	$152,327	$1,082	$(950)

	December 31, 2014
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$4,510	$4,566	$56	$-
After one year but within five years	39,110	38,723	31	(418)
After five years but within ten years	6,996	6,812	1	(185)
	50,616	50,101	88	(603)
Obligations of state and political subdivisions
Within one year	9,903	9,934	31	-
After one year but within five years	16,822	16,853	78	(47)
After five years but within ten years	8,609	8,748	143	(4)
After ten years	340	338	-	(2)
	35,674	35,873	252	(53)
Mortgage-backed securities	55,123	55,429	367	(61)
Equity securities	1,055	1,500	475	(30)
Total	$142,468	$142,903	$1,182	$(747)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $45,101,000 and $30,770,000 at December 31, 2015 and 2014, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2015	2014	2013
Gross proceeds from sales of securities	$53,213	$14,631	$-
Securities available for sale:
Gross realized gains from sold and called securities	$83	$43	$-
Gross realized losses from sold and called securities	(70)	(34)	(2)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 (in thousands):

	Unrealized Losses at December 31, 2015

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$10,887	$(102)	$12,814	$(179)	$23,701	$(281)
Obligations of state and political
subdivisions	7,469	(13)	692	(7)	8,161	(20)
Mortgage-backed securities	57,454	(631)	-	-	57,454	(631)
Debt securities	75,810	(746)	13,506	(186)	89,316	(932)

Equity securities	62	(3)	75	(15)	137	(18)

Total temporarily impaired securities	$75,872	$(749)	$13,581	$(201)	$89,453	$(950)

At December 31, 2015, 16 U.S. Government and agency securities had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. Seven of these securities has been in a continuous loss position for 12 months or more.

At December 31, 2015, 21 obligations of state and political subdivision bonds had unrealized losses that, in the aggregate, did not exceed 1% of amortized cost. Two of these securities have been in a continuous loss position for 12 months or more.

At December 31, 2015, 16 mortgage-backed securities had an unrealized loss that did not exceed 1% of amortized cost. None of these securities has been in a continuous loss position for 12 months or more.

The mortgage-backed securities in the Company’s portfolio are government sponsored enterprise (GSE) pass-through instruments issued by the Federal National Mortgage Association (FNMA), which guarantees the timely payment of principal on these investments.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities is due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As the Company does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”) and are evaluated quarterly for evidence of other-than-temporary impairment. There were five equity securities that were in an unrealized loss position on December 31, 2015, and have carried unrealized losses for 12 months or more. Individually, none of these five equity securities have significant unrealized losses. Of the five equity securities that have sustained unrealized losses for more than 12 months, all have increased in fair value during 2015, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Additionally, there are six equity securities in an unrealized loss position as of December 31, 2015 that have been in that position for less than 12 months. The unrealized losses present in those securities are insignificant. Management has identified no other-than-temporary impairment as of, or for the years ended, December 31, 2015, 2014 and 2013 in the equity portfolio. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. The Company has the ability and intent to hold its equity securities until recovery of unrealized losses.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2014 (in thousands):

	Unrealized Losses at December 31, 2014

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$6,998	$(26)	$32,515	$(577)	$39,513	$(603)
Obligations of state and political
subdivisions	5,592	(33)	2,426	(20)	8,018	(53)
Mortgage-backed securities	13,550	(60)	95	(1)	13,645	(61)
Debt securities	26,140	(119)	35,036	(598)	61,176	(717)

Equity securities	31	(2)	179	(28)	210	(30)

Total temporarily impaired securities	$26,171	$(121)	$35,215	$(626)	$61,386	$(747)